Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Assets, Liabilities, Result of Operations and Cash Flows of VIEs and its Subsidiaries

The following table sets forth the assets, liabilities, results of operations and cash flows of VIEs and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and its subsidiaries are eliminated in the balances presented below:

	As of
	December 31, 2022	December 31, 2023
Assets
Current assets
Cash and cash equivalents	32,147	23,590
Restricted cash	7,384	17,008
Short-term investments	6,402	-
Accounts receivable, net	110,523	73,143
Amount due from subsidiaries of the Company	470,966	320,387
Amount due from related parties	48,284	45,182
Prepayments and other current assets	95,568	91,422
Total current assets	771,274	570,732
Non-current assets
Property and equipment, net	5,002	493
Right-of-use assets	21,879	5,633
Intangible assets	6,574	3,883
Other non-current assets	1,426	666
Total non-current assets	34,881	10,675
Total assets	806,155	581,407
Liabilities
Current liabilities
Accounts payable	330,550	349,993
Amount due to subsidiaries of the Company	5,644,725	5,560,180
Amount due to related parties	-	81
Registered users’ loyalty payable	29,773	13,863
Advance from customers and deferred revenue	11,963	12,351
Salary and welfare payable	28,048	15,784
Tax payable	29,584	36,588
Lease liabilities, current	15,083	2,407
Accrued liabilities related to users’ loyalty programs	64,589	33,489
Accrued liabilities and other current liabilities	301,713	220,104
Total current liabilities	6,456,028	6,244,840
Lease liabilities, non-current	7,599	3,366
Total liabilities	6,463,627	6,248,206

	Year ended December 31,
	2021	2022	2023
Revenues:
Third-party revenues	4,336,388	828,341	673,730
Intra-Group revenues	188,298	579,967	637,646
Total revenues	4,524,686	1,408,308	1,311,376
Cost of revenues:
Third-party cost of revenues	(867,701)	(446,189)	(365,857)
Intra-Group cost of revenues	(18,959)	(376,184)	(571,434)
Total cost of revenues	(886,660)	(822,373)	(937,291)
Gross profit	3,638,026	585,935	374,085
Operating expenses:
Third-party operating expenses	(4,067,548)	(572,365)	(248,310)
Intra-Group operating expenses	(951,702)	(384,197)	(140,418)
Total operating expenses	(5,019,250)	(956,562)	(388,728)
Other operating income	18,659	9,153	4,237
Loss from Operations	(1,362,565)	(361,474)	(10,406)
Non-operating income/(expense)	22,282	(9,311)	859
Loss before income tax expense	(1,340,283)	(370,785)	(9,547)
Income tax benefit /(expense)	(131)	(54)	412
Equity in loss of an affiliate company	(3,195)	(1,416)	-
Net loss	(1,343,609)	(372,255)	(9,135)

	Year ended December 31,
	2021	2022	2023

Net cash used in operating activities	(190,975)	(22,037)	(58,155)
Net cash provided by investing activities	63,047	28,625	59,222
Net cash provided by financing activities	84,471	—	—
Net (decrease)/ increase in cash and cash equivalents	(43,457)	6,588	1,067
Cash and cash equivalents at the beginning of year	76,400	32,943	39,531
Cash and cash equivalents, restricted cash at the end of year	32,943	39,531	40,598

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

As of December 31, 2022	level 1	level 2	level 3	Balance at fair value
Assets
Short-term investments—Wealth management products	—	26,402	—	26,402

As of December 31, 2023	level 1	level 2	level 3	Balance at fair value
Assets
Short-term investments—Wealth management products	—	—	—	—

Schedule of Estimated Useful Lives
Leasehold improvements	Over the shorter of lease term or estimated useful lives of the assets

Office equipment	3 – 5 years

Schedule of Disaggregation of Revenue

In the following table, revenue is disaggregated by major service line and gross vs net recognition.

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$(Note 2(e))
Major service line
Advertising service provided to advertising customers, recorded gross	2,533,327	404,443	420,275	59,196
Advertising service provided to advertising platforms, recorded net	1,557,056	434,934	149,294	21,027
Other service
Agent and platform services	22,004	4,355	16,548	2,331
Live streaming and online games	140,269	195,213	155,659	21,924
Other revenues	86,947	44,100	3,781	533
Total Other services	249,220	243,668	175,988	24,788
Net Revenues	4,339,603	1,083,045	745,557	105,011